Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

Deferred tax assets and liabilities are determined based on the differences between the consolidated financial statement carrying amounts and tax bases of assets and liabilities using enacted tax rates in effect for years in which differences are expected to reverse.

Significant components of the Company’s deferred tax assets for federal income taxes consisted of the following:

	December 31,
	2020	2019
Deferred tax assets
Net operating loss carryforwards	$29,316,923	$25,485,398
Fixed assets	814,111	809,015
Accruals and other	247,802	568,119
Research & development credits	448,334	267,325
Share-based compensation	24,036	13,661
Valuation allowance	(30,851,206)	(27,143,518)
Net deferred tax assets	$—	$—

In assessing the need for a valuation allowance, management must determine that there will be sufficient taxable income to allow for the realization of deferred tax assets. Based upon the historical and anticipated future losses, management has determined that the deferred tax assets do not meet the more likely than not threshold for realizability. Accordingly, a full valuation allowance has been recorded against the Company’s net deferred tax assets as of December 31, 2020 and 2019. The valuation allowance increased by $3,707,688 and $4,691,880 during the years ended December 31, 2020 and 2019, respectively. The Company does not have unrecognized tax benefits as of December 31, 2020 or 2019. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.

The Company had net operating loss carryforwards (“NOL”) for federal and state income tax purposes at December 31, 2020 and 2019 of approximately:

	December 31,
	2020	2019
Combined NOL Carryforwards:
Federal	$117,684,551	$103,460,873
State	$68,800,720	$54,408,623

The net operating loss carryforwards generated prior to 2018 begin expiring in 2033 for federal and 2030 for state income tax purposes. Federal and many state net operating losses generated in 2018 and into the future now have an indefinite life.

	December 31,
	2020	2019
Combined Credit Carryforwards:
Federal	$259,521	$147,597
State	$239,004	$151,555

The credit carryforwards begin expiring in 2038 for federal tax purposes. The company’s state credits can be carried forward indefinitely.

The NOL and tax credit carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. NOL and tax credit carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant stockholders over a three year period in excess of 50%, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years. To date, the Company has not performed an analysis to determine whether or not ownership changes have occurred since inception.

A reconciliation of income tax benefit at the statutory federal income tax rate and income taxes as reflected in the consolidated financial statements is as follows:

	December 31,
	2020	2019
Rate reconciliation:
Federal tax benefit at statutory rate	(21.0)%	(21.0)%
State tax, net of federal benefit	(4.3)%	(5.2)%
Permanent differences	3.9%	2.4%
Research & development credits	(1.2)%	(1.1)%
Foreign rate differential	(0.6)%	(0.5)%
Other difference	(0.6)%	—%
Change in valuation allowance	23.8%	25.4%
Tax provision	—%	—%

The Company files income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. The Company’s 2017 to 2019 tax years remain open and subject to examination; carryforward amounts from all tax years remain subject to adjustment.